KEYSTONE XL (Tables)	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
Schedule of Impairment of Long-Lived Assets Held and Used

year ended December 31, 2021	Estimated Fair Value of Plant, Property and Equipment	Asset impairment charge and other
(millions of Canadian $)		Pre tax	After tax

Asset impairment charge
Plant and equipment	175	412	312
Related capital projects in development	—	230	175
Other capitalized costs	—	2,158	1,642
Capitalized interest	—	326	248
	175	3,126	2,377
Other
Contractual recoveries	n/a	(693)	(525)
Contractual and legal obligations related to termination activities[1]	n/a	342	282
	175	2,775	2,134
1In 2021, the Company paid $192 million towards contractual and legal obligations related to termination activities.

Schedule of Redeemable Non-controlling Interest
The changes in Redeemable non-controlling interest classified in mezzanine equity were as follows:

year ended December 31	2021	2020
(millions of Canadian $)

Balance at beginning of year	393	—
Class A Interests issued	—	1,033
Net income/(loss) attributable to redeemable non-controlling interest[1]	1	(10)
Class A Interests repurchased	(394)	—
Class A Interests transferred to Current liabilities	—	(630)
Balance at end of year	—	393
1Includes a return accrual and a foreign currency translation loss on Class A Interests, both of which were presented within Net income attributable to non-controlling interests in the Consolidated statement of income.